Virtus Duff & Phelps Water Fund,

a series of Virtus Strategy Trust

Supplement dated August 22, 2022, to the Summary Prospectus and

Statutory Prospectus for Virtus Strategy Trust dated January 28, 2022, as supplemented

Important Notice to Investors

Effective August 22, 2022, Evan Lang, CFA, has been added as a portfolio manager to Virtus Duff & Phelps Water Fund (the “Fund”).

The following disclosure is hereby added under “Portfolio Management” in the summary prospectus for the Fund, and in the summary section of the Fund’s statutory prospectus:

> Evan Lang, CFA, Managing Director and Senior Research Analyst of Duff & Phelps. Mr. Lang has served as a Portfolio Manager of the fund since August 2022.

In the Portfolio Management Section beginning on page 127 of the statutory prospectus, the row for the Fund in the table under the subheading “Duff & Phelps” is hereby replaced with the following:

Virtus Duff & Phelps Water Fund	David D. Grumhaus, Jr. (since July 2022) Evan Lang, CFA (since August 2022)

 The portfolio manager biographies under the referenced table are hereby amended by adding the following for Mr. Lang:

Evan Lang, CFA. Mr. Lang is a Managing Director and Senior Research Analyst of Duff & Phelps. Mr. Lang has served as a Portfolio Manager of the fund since August 2022. Prior to joining Duff & Phelps in August 2022, Mr. Lang was a research analyst (since 2014) and portfolio manager at TortoiseEcofin (since 2020) where he managed a sustainable global water strategy.

All other disclosure concerning the fund, including fees and expenses, remains unchanged from the prospectuses dated January 28, 2022, as supplemented.

Investors should retain this supplement with the Prospectuses for future reference.

VST 8060 Water Fund PM Changes (8/2022)

Virtus Duff & Phelps Water Fund,

a series of Virtus Strategy Trust

Supplement dated August 22, 2022, to the Statement of Additional Information (“SAI”)
for Virtus Strategy Trust dated January 28, 2022, as supplemented

Important Notice to Investors

Effective August 22, 2022, Evan Lang, CFA has been added as portfolio manager to Virtus Duff & Phelps Water Fund (the “Fund”). Resulting disclosure changes to the SAI are listed below.

In the table in the “Portfolio Managers” section under the sub-heading “Other Accounts Managed by Portfolio Managers and Potential Conflicts of Interest” on page 125, the row for the Fund is hereby replaced in its entirety with the following:

Water Fund	David D. Grumhaus, Jr. Evan Lang, CFA

The disclosure in the “Other Accounts Managed (No Performance Based Fees)” table beginning on page 126 of the SAI is hereby amended by adding a row to reflect the following information for Mr. Lang:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets ($ million)	Number of Accounts	Total Assets ($ million)	Number of Accounts	Total Assets ($ million)
Evan Lang, CFA[3]	0	N/A	0	N/A	0	N/A

3 As of August 22, 2022.

The disclosure in the table under “Portfolio Manager Fund Ownership” on page 101 of the SAI is hereby amended by adding a row to reflect the following information for Mr. Lang and an associated footnote.

Portfolio Manager	Fund	Dollar Range of Equity Securities Beneficially Owned in Fund Managed	Dollar Range of Equity Securities Beneficially Owned in Similar Investment Strategies
Evan Lang, CFA[9]	Water Fund	$10,001-$50,000	None

9 As of August 22, 2022. Mr. Lang became a Portfolio Manager of the Water Fund effective August 22, 2022.

All other disclosure concerning the fund, including fees and expenses, remains unchanged from the SAI dated January 28, 2022, as supplemented.

Investors should retain this supplement with the SAI for future reference.

VST 8060B Water Fund PM Changes (8/2022)